Summary of Significant Accounting Policies (Details) - Schedule of roll forward of all liabilities measured at fair value - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Derivative and Contingent Liabilities
Balance at December 31, 2021	$ 13,798,346
Change in fair value of contingent liabilities	2,131,000
Derivative liabilities issued pursuant to Unit Purchase Agreement	2,438,379	$ 2,485,346
Balance at September 30, 2022	$ 18,367,725	$ 13,798,346